Summary of Receivable from and Liability to Related Party (Detail) (Abacus [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Abacus [Member]
Related Party Transaction [Line Items]
Receivable from Abacus	$ 29,377	$ 13,939
Payable to Abacus for Economic Benefit Transfer	(8,648)	(8,452)
Current deferred revenue related to Abacus data processing	(2,571)	(2,571)
Long-term deferred revenue related to Abacus data processing	(12,857)	(15,428)
Related party receivable (liability), net	$ 5,301	$ (12,512)